Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 30, 2023	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE DISCLOSURE
As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation
S-K,
the table summarizing executive compensation paid versus financial performance measures for our three most recently completed fiscal years is set forth below:

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (2)	Value of Initial Fixed $100 investment based on:		Net Income ( dollars in thousands) (5)	Adjusted Operating Income ( dollars in thousands) (6)
					Total Shareholder Return (3)	Peer Group Total Shareholder Return (4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2023	$10,088,133	$ 7,858,875	$3,061,079	$2,624,467	$75.89	$ 73.34	$232,500	$327,816

2022	8,606,754	4,760,564	2,264,230	1,619,056	72.36	67.87	250,038	388,171

2021	11,056,385	13,931,119	3,801,288	4,249,437	94.49	103.90	339,748	500,764

2020	7,297,118	(185,504)	1,648,590	579,698	86.62	92.36	109,717	279,764

(1)
The dollar amounts reported in the column “Compensation Actually Paid to PEO” (column (c)) represent the amount of Compensation Actually Paid (“CAP”) to Michael Casey, our Chief Executive Officer (“CEO”), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to the CEO during the applicable year. To calculate CAP to the CEO, for each of the years shown, the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:

PEO SCT Total to CAP Reconciliation
Year	SCT Total	Deductions from SCT Total (i)	Equity Award Adjustments (ii)	CAP

2023	$10,088,133	$(6,500,098)	$4,270,840	$7,858,875

2022	8,606,754	(6,500,136)	2,653,946	4,760,564

2021	11,056,385	(6,500,323)	9,375,057	13,931,119

2020	7,297,118	(6,000,392)	(1,482,230)	(185,504)

(i)	Represents the grant date fair value of equity-based awards granted each year, as shown in the Stock Awards column of the Summary Compensation Table.
(ii)
Reflects the value of equity-based awards calculated in accordance with the SEC methodology for determining CAP for each year shown under generally accepted accounting principles. The fair value of our performance-based restricted stock is calculated based on the probable outcome of the performance conditions determined as of the last day of the fiscal year and our closing stock price on such day. The determination of equity award adjustments to SCT total compensation is detailed in the supplemental table below.

PEO Equity Component of CAP
Year	Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested as of Year End	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$5,587,004	$(1,441,983)	$—	$125,819	$—	$—	$4,270,840
2022	4,923,201	(1,890,720)	—	(378,534)	—	—	2,653,947
2021	6,710,481	2,626,294	—	38,282	—	—	9,375,057
2020	2,557,575	(3,438,221)	—	(601,584)	—	—	(1,482,230)

(2)
The dollar amounts reported in the column “Average Compensation Actually Paid to
Non-PEO
NEOs” (column (e)) represent the average amount of CAP to the non-CEO
named executive officers
(“Non-CEO
NEOs”) as a group, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the
Non-CEO
NEOs during the applicable year. The
Non-CEO
NEOs reflected in columns (d) and (e) consist of the following individuals for each of the years shown: 2023—Richard Westenberger, Brian Lynch, Kendra Krugman, and Julie D’Emilio; 2022—Richard Westenberger, Brian Lynch, Patrick Moore, and Kendra Krugman; 2021—Richard Westenberger, Brian Lynch, Patrick Moore, and Peter Smith; 2020—Richard Westenberger, Brian Lynch, Patrick Moore, and Peter Smith. To calculate CAP to our
Non-CEO
NEOs for each of the years shown, the following amounts were deducted from and added to SCT total compensation.

Average Non-PEO NEOs SCT Total to CAP Reconciliation*
Year	SCT Total	Deductions from SCT Total (i)	Equity Award Adjustments (ii)	CAP

2023	$3,061,079	$(1,662,929)	$1,226,317	$2,624,467

2022	2,264,230	(1,313,039)	667,866	1,619,056

2021	3,801,288	(1,987,866)	2,436,014	4,249,437

2020	1,648,590	(887,992)	(180,899)	579,698

*	Amounts in rows may not foot across due to rounding.

(i)	Represents the grant date fair value of equity-based awards granted each year, as shown in the Stock Awards column of the Summary Compensation Table.
(ii)
Reflects the value of equity-based awards calculated in accordance with the SEC methodology for determining CAP for each year shown under generally accepted accounting principles. The fair value of our performance-based restricted stock is calculated based on the probable outcome of the performance conditions determined as of the last day of the fiscal year and our closing stock price on such day. The determination of equity award adjustments to SCT total compensation is detailed in the supplemental table below
.

		Average Non-PEO NEOs Equity Component of CAP
Year	Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested as of Year End	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

2023	$1,476,966	$(269,558)	$—	$18,909	$—	$—	$1,226,317

2022	994,495	(272,340)	—	(54,289)	—	—	667,866

2021	2,052,134	372,284	—	11,596	—	—	2,436,014

2020	378,538	(487,886)	—	(71,551)	—	—	(180,899)

(3)
The amounts in the column “Total Shareholder Return” (column (f)) are calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming reinvestment of all dividends, if any, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(4)
Represents the weighted peer group Total Shareholder Return, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P Composite 1500 Apparel, Accessories & Luxury Goods.

(5)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(6)
Management defines and calculates Adjusted Operating Income as Operating Income as calculated under generally accepted accounting principles, excluding infrequent or extraordinary items. Adjusted Operating Income is a non-GAAP
measure. A reconciliation of Operating Income to Adjusted Operating Income can be found in the Appendix to this Proxy Statement.

Company Selected Measure Name	Adjusted Operating Income
Named Executive Officers, Footnote	The dollar amounts reported in the column “Average Compensation Actually Paid to
Non-PEO
NEOs” (column (e)) represent the average amount of CAP to the non-CEO
named executive officers
(“Non-CEO
NEOs”) as a group, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the
Non-CEO
NEOs during the applicable year. The
Non-CEO
NEOs reflected in columns (d) and (e) consist of the following individuals for each of the years shown: 2023—Richard Westenberger, Brian Lynch, Kendra Krugman, and Julie D’Emilio; 2022—Richard Westenberger, Brian Lynch, Patrick Moore, and Kendra Krugman; 2021—Richard Westenberger, Brian Lynch, Patrick Moore, and Peter Smith; 2020—Richard Westenberger, Brian Lynch, Patrick Moore, and Peter Smith. To calculate CAP to our
Non-CEO
	NEOs for each of the years shown, the following amounts were deducted from and added to SCT total compensation.
Peer Group Issuers, Footnote	Represents the weighted peer group Total Shareholder Return, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P Composite 1500 Apparel, Accessories & Luxury Goods.
PEO Total Compensation Amount	$ 10,088,133	$ 8,606,754	$ 11,056,385	$ 7,297,118
PEO Actually Paid Compensation Amount	$ 7,858,875	4,760,564	13,931,119	(185,504)
Adjustment To PEO Compensation, Footnote
(1)
The dollar amounts reported in the column “Compensation Actually Paid to PEO” (column (c)) represent the amount of Compensation Actually Paid (“CAP”) to Michael Casey, our Chief Executive Officer (“CEO”), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to the CEO during the applicable year. To calculate CAP to the CEO, for each of the years shown, the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:

PEO SCT Total to CAP Reconciliation
Year	SCT Total	Deductions from SCT Total (i)	Equity Award Adjustments (ii)	CAP

2023	$10,088,133	$(6,500,098)	$4,270,840	$7,858,875

2022	8,606,754	(6,500,136)	2,653,946	4,760,564

2021	11,056,385	(6,500,323)	9,375,057	13,931,119

2020	7,297,118	(6,000,392)	(1,482,230)	(185,504)

(i)	Represents the grant date fair value of equity-based awards granted each year, as shown in the Stock Awards column of the Summary Compensation Table.
(ii)
Reflects the value of equity-based awards calculated in accordance with the SEC methodology for determining CAP for each year shown under generally accepted accounting principles. The fair value of our performance-based restricted stock is calculated based on the probable outcome of the performance conditions determined as of the last day of the fiscal year and our closing stock price on such day. The determination of equity award adjustments to SCT total compensation is detailed in the supplemental table below.

PEO Equity Component of CAP
Year	Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested as of Year End	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$5,587,004	$(1,441,983)	$—	$125,819	$—	$—	$4,270,840
2022	4,923,201	(1,890,720)	—	(378,534)	—	—	2,653,947
2021	6,710,481	2,626,294	—	38,282	—	—	9,375,057
2020	2,557,575	(3,438,221)	—	(601,584)	—	—	(1,482,230)

Non-PEO NEO Average Total Compensation Amount	$ 3,061,079	2,264,230	3,801,288	1,648,590
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,624,467	1,619,056	4,249,437	579,698
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The dollar amounts reported in the column “Average Compensation Actually Paid to
Non-PEO
NEOs” (column (e)) represent the average amount of CAP to the non-CEO
named executive officers
(“Non-CEO
NEOs”) as a group, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the
Non-CEO
NEOs during the applicable year. The
Non-CEO
NEOs reflected in columns (d) and (e) consist of the following individuals for each of the years shown: 2023—Richard Westenberger, Brian Lynch, Kendra Krugman, and Julie D’Emilio; 2022—Richard Westenberger, Brian Lynch, Patrick Moore, and Kendra Krugman; 2021—Richard Westenberger, Brian Lynch, Patrick Moore, and Peter Smith; 2020—Richard Westenberger, Brian Lynch, Patrick Moore, and Peter Smith. To calculate CAP to our
Non-CEO
NEOs for each of the years shown, the following amounts were deducted from and added to SCT total compensation.

Average Non-PEO NEOs SCT Total to CAP Reconciliation*
Year	SCT Total	Deductions from SCT Total (i)	Equity Award Adjustments (ii)	CAP

2023	$3,061,079	$(1,662,929)	$1,226,317	$2,624,467

2022	2,264,230	(1,313,039)	667,866	1,619,056

2021	3,801,288	(1,987,866)	2,436,014	4,249,437

2020	1,648,590	(887,992)	(180,899)	579,698

*	Amounts in rows may not foot across due to rounding.

(i)	Represents the grant date fair value of equity-based awards granted each year, as shown in the Stock Awards column of the Summary Compensation Table.
(ii)
Reflects the value of equity-based awards calculated in accordance with the SEC methodology for determining CAP for each year shown under generally accepted accounting principles. The fair value of our performance-based restricted stock is calculated based on the probable outcome of the performance conditions determined as of the last day of the fiscal year and our closing stock price on such day. The determination of equity award adjustments to SCT total compensation is detailed in the supplemental table below
.

		Average Non-PEO NEOs Equity Component of CAP
Year	Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested as of Year End	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

2023	$1,476,966	$(269,558)	$—	$18,909	$—	$—	$1,226,317

2022	994,495	(272,340)	—	(54,289)	—	—	667,866

2021	2,052,134	372,284	—	11,596	—	—	2,436,014

2020	378,538	(487,886)	—	(71,551)	—	—	(180,899)

Compensation Actually Paid vs. Total Shareholder Return
The following graph summarizes the relationship between Total Shareholder Return (“TSR”) and executive compensation actually paid to the CEO and the
Non-CEO
NEOs and the relationship between TSR and the TSR of the Company’s peer group over the last four completed years:

Compensation Actually Paid vs. Net Income
The following graph summarizes the relationship between the adjusted operating income and net income performance measures included in the table and the executive compensation actually paid to the CEO and the
Non-CEO
NEOs over the last four completed years:

Compensation Actually Paid vs. Company Selected Measure
The following graph summarizes the relationship between the adjusted operating income and net income performance measures included in the table and the executive compensation actually paid to the CEO and the
Non-CEO
NEOs over the last four completed years:

Total Shareholder Return Vs Peer Group
The following graph summarizes the relationship between Total Shareholder Return (“TSR”) and executive compensation actually paid to the CEO and the
Non-CEO
NEOs and the relationship between TSR and the TSR of the Company’s peer group over the last four completed years:

Tabular List, Table
P
AY
V
ERSUS
P
ERFORMANCE
L
IST OF
I
MPORTANT
F
INANCIAL
M
EASURES
The list below consists of our most important performance measures used to link “Compensation Actually Paid” to our NEOs for our performance, over the fiscal year ending December 30, 2023. These measures are used to determine annual incentive payouts and are also key metrics under our performance-based restricted stock awards. The performance measures included in this list are not ranked by relative importance:

•	Net Sales

•	Adjusted Operating Income

•	Adjusted Diluted EPS

•	Operating Cash Flow

Total Shareholder Return Amount	$ 75.89	72.36	94.49	86.62
Peer Group Total Shareholder Return Amount	73.34	67.87	103.9	92.36
Net Income (Loss)	$ 232,500,000	$ 250,038,000	$ 339,748,000	$ 109,717,000
Company Selected Measure Amount	327,816,000	388,171,000	500,764,000	279,764,000
PEO Name	Michael Casey
Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Non-GAAP Measure Description	Management defines and calculates Adjusted Operating Income as Operating Income as calculated under generally accepted accounting principles, excluding infrequent or extraordinary items. Adjusted Operating Income is a non-GAAP
	measure. A reconciliation of Operating Income to Adjusted Operating Income can be found in the Appendix to this Proxy Statement.
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Diluted EPS
Measure:: 4
Pay vs Performance Disclosure
Name	Operating Cash Flow
PEO | Deductions From SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,500,098)	$ (6,500,136)	$ (6,500,323)	$ (6,000,392)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,270,840	2,653,946	9,375,057	(1,482,230)
PEO | Fair Value Of Equity Award Granted In The Year And Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,587,004	4,923,201	6,710,481	2,557,575
PEO | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years And Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,441,983)	(1,890,720)	2,626,294	(3,438,221)
PEO | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	125,819	(378,534)	38,282	(601,584)
PEO | Fair Value At The End Of The Prior Year Of Equity Awards That Were Forfeited In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Value Of Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,270,840	2,653,947	9,375,057	(1,482,230)
Non-PEO NEO | Deductions From SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,662,929)	(1,313,039)	(1,987,866)	(887,992)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,226,317	667,866	2,436,014	(180,899)
Non-PEO NEO | Fair Value Of Equity Award Granted In The Year And Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,476,966	994,495	2,052,134	378,538
Non-PEO NEO | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years And Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(269,558)	(272,340)	372,284	(487,886)
Non-PEO NEO | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,909	(54,289)	11,596	(71,551)
Non-PEO NEO | Fair Value At The End Of The Prior Year Of Equity Awards That Were Forfeited In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Value Of Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,226,317	$ 667,866	$ 2,436,014	$ (180,899)